Annual Total Returns [BarChart] - First Trust United Kingdom AlphaDEX Fund - First Trust United Kingdom AlphaDEX Fund	May 03, 2021
Bar Chart Table:
2013	28.17%
2014	(4.53%)
2015	4.75%
2016	(16.08%)
2017	25.53%
2018	(16.16%)
2019	32.36%
2020	(5.25%)